Cover	Sep. 08, 2021
Cover [Abstract]
Entity Registrant Name	GPO Plus, Inc.
Entity Central Index Key	0001673475
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 08, 2021
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	333-213744
Entity Tax Identification Number	37-1817132
Entity Address Address Line 1	3571 E. Sunset Road
Entity Address City Or Town	Las Vegas
Entity Address Address Line 2	Suite 300
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89120
City Area Code	855
Local Phone Number	935-4769
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false